10. INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Non-capital loss carry forward	$ 18,940,044	$ 16,310,423
Resource expenditures	9,116,317	6,717,013
Equipment	127,684	76,811
Share issue and legal costs	248,806	318,999
Other	317,704	255,619
Gross deferred tax assets	28,750,555	23,678,865
Valuation allowance	(22,362,426)	(18,009,043)
Net deferred income tax assets	6,388,129	5,669,822
Deferred income tax liabilities:
Mineral property interests	(16,110,513)	(15,062,436)
Net deferred income tax liabilities	(16,110,513)	(15,062,436)
Net deferred income tax liabilities	$ (9,722,384)	$ (9,392,614)